Deferred Revenue (Tables)	12 Months Ended
Mar. 31, 2020
Deferred Revenue
Schedule of deferred revenue, by type

	March 31,
	2019	2020
Global Distribution System provider	652,895	351,974
Loyalty program	22,816	5,942
Total	675,711	357,916

Non-current	96,392	232,069
Current	579,319	125,847
Total	675,711	357,916

Summary of changes in deferred revenue

	March 31,
	2019	2020
At 1 April	1,470,710	675,711
Recorded in statement of profit or loss	(794,999)	(317,795)
At 31 March	675,711	357,916